LAND USE RIGHTS, NET (Tables)	12 Months Ended
Feb. 29, 2024
LAND USE RIGHTS, NET
Schedule Of Land Use Right, net

	As of	As of
	February 28,	February 29,
	2023	2024
Land use rights	$207,657	$214,722
Less: accumulated amortization	(15,985)	(20,748)

Add: foreign exchange difference	2,206	(4,925)

Land use rights, net	$193,878	$189,049